Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM INVESTMENT FUNDS
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class A
Trading Symbol	PSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Putnam Small Cap Value Fund returned 8.99%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	8.99	13.98	7.80
Class A (with sales charge)	2.72	12.64	7.17
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 265,378,287
Holdings Count | $ / shares	110	[1]
Advisory Fees Paid, Amount	$ 1,658,642
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
[1]
Holdings [Text Block]		[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class C
Trading Symbol	PSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.89%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Putnam Small Cap Value Fund returned 8.25%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	8.25	13.14	7.16
Class C (with sales charge)	7.25	13.14	7.16
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 265,378,287
Holdings Count | $ / shares	110	[3]
Advisory Fees Paid, Amount	$ 1,658,642
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
[3]
Holdings [Text Block]		[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class R
Trading Symbol	PSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R shares of Putnam Small Cap Value Fund returned 8.70%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R	8.70	13.70	7.54
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 265,378,287
Holdings Count | $ / shares	110	[5]
Advisory Fees Paid, Amount	$ 1,658,642
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class R6
Trading Symbol	PSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Putnam Small Cap Value Fund returned 9.37%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	9.37	14.44	8.25
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 265,378,287
Holdings Count | $ / shares	110	[7]
Advisory Fees Paid, Amount	$ 1,658,642
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
[7]
Holdings [Text Block]		[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class Y
Trading Symbol	PYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class Y shares of Putnam Small Cap Value Fund returned 9.24%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class Y	9.24	14.26	8.07
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 265,378,287
Holdings Count | $ / shares	110	[9]
Advisory Fees Paid, Amount	$ 1,658,642
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Includes derivatives, if applicable.

[2]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

[7]
*	Includes derivatives, if applicable.

[8]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.